Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,	As of March 31,
	2023	2022
Raw materials	$282,618	$786,082
Work in process	-	-
Finished goods	52,401	603,479
Total	$335,019	$1,389,561